Statutory reserves and restricted net assets	12 Months Ended
Dec. 31, 2020
Statutory reserves and restricted net assets
Statutory reserves and restricted net assets

29. Statutory reserves and restricted net assets

Pursuant to laws applicable to entities incorporated in the PRC, the Group’s subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of a company’s registered capital, the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. During the years ended December 31, 2018, 2019 and 2020, appropriations to the statutory reserve have been made by the Group, which was RMB30.2 million, RMB79.1 million, and RMB139.1 million, respectively.

In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries’ net assets was RMB22.9 billion as of December 31, 2020.

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

29. Statutory reserves and restricted net assets (Continued)

For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and the income (loss) of the subsidiaries is presented as “share of income (loss) of subsidiaries and VIEs.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company became parent company of the Group upon the completion of the Reorganization on December 28, 2018. The statements of comprehensive income (loss) of the parent company from December 28, 2018 to December 31, 2018 were not material. The following disclosures present the financial positions of the parent company as of December 31, 2019 and 2020, the operation results for the year ended December 31, 2020, and the statements of cash flows for the years ended December 31, 2019 and 2020. The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2019 and 2020.

29. Statutory reserves and restricted net assets (Continued)

Condensed balance sheets of the parent company

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands, except for
	share and per share data)
ASSETS
Current assets
Cash and cash equivalents	12,525,274	3,261,585
Short-term investments	—	3,903,368
Amounts due from related parties	—	34,414
Amounts due from subsidiaries and VIEs	69,763	2,618,824
Prepayments, receivables and other assets	25,679	20,468
Non‑current assets
Investment in subsidiaries and VIEs	16,630,877	57,035,601
Intangible assets, net	2,075,420	—
Other non‑current assets	145,806	—
TOTAL ASSETS	31,472,819	66,874,260
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	24,430	108,813
TOTAL LIABILITIES	24,430	108,813
MEZZANINE EQUITY
Series B convertible redeemable preferred shares (US$0.00002 par value; 750,000,000 shares authorized, 298,483,760 issued and outstanding with redemption value of RMB6,406,056 as of December 31, 2019; nil authorized, issued and outstanding as of December 31, 2020)	6,406,056	—
Series C convertible redeemable preferred shares (US$0.00002 par value; 750,000,000 shares authorized, 470,568,175 issued and outstanding with redemption value of RMB12,118,251 as of December 31, 2019; nil authorized, issued and outstanding as of December 31, 2020)	12,118,251	—
Series D convertible redeemable preferred shares (US$0.00002 par value; 1,000,000,000 shares authorized, 430,835,530 issued and outstanding with redemption value of RMB11,831,223 as of December 31, 2019; nil authorized, issued and outstanding as of December 31, 2020)	11,831,223	—
Series D+ convertible redeemable preferred shares (US$0.00002 par value; 750,000,000 shares authorized, 310,879,155 issued and outstanding with redemption value of RMB10,017,365 as of December 31, 2019; nil authorized, issued and outstanding as of December 31, 2020)	10,017,365	—
TOTAL MEZZANINE EQUITY	40,372,895	—
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 23,614,698,720 Class A ordinary shares, 885,301,280 Class B ordinary shares and 500,000,000 shares each of such classes to be designated, 584,865,410 and 2,666,966,855 Class A ordinary shares issued and outstanding as of December 31, 2019 and 2020; 885,301,280 Class B ordinary shares issued and outstanding as of December 31, 2019 and 2020)	202	482
Additional paid‑in capital	2,533,889	77,433,882
Accumulated other comprehensive income (loss)	63,308	(1,834,087)
Accumulated deficit	(11,521,905)	(8,834,830)
Total shareholders’ equity (deficit)	(8,924,506)	66,765,447
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY (DEFICIT)	31,472,819	66,874,260

29. Statutory reserves and restricted net assets (Continued)

Condensed statements of comprehensive income (loss)

	For the Year Ended December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Sales and marketing expenses	(500,040)	(96,023)
General and administrative expenses	(18,981)	(28,640)
Research and development expenses	(65,927)	(79,023)
Interest income, net	36,063	40,611
Share of income (loss) of subsidiaries and VIEs	(1,588,194)	2,062,889
Fair value changes through earnings on investments, net	—	144,361
Foreign currency exchange loss	(46,467)	(33,395)
Other income, net	—	766,812
Income (loss) before income tax expense	(2,183,546)	2,777,592
Income tax expenses	—	—
Net income (loss)	(2,183,546)	2,777,592
Accretion on convertible redeemable preferred shares to redemption value	(1,866,528)	(1,755,228)
Income allocation to participating preferred shares	—	(301,898)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	(4,050,074)	720,466
Net income (loss)	(2,183,546)	2,777,592
Other comprehensive income (loss)
Currency translation adjustments	63,442	(1,897,395)
Total comprehensive income (loss)	(2,120,104)	880,197
Accretion on convertible redeemable preferred shares to redemption value	(1,866,528)	(1,755,228)
Income allocation to participating preferred shares	—	(301,898)
Total comprehensive loss attributable to KE Holdings Inc.'s ordinary shareholders	(3,986,632)	(1,176,929)

Condensed statements of cash flows

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Net cash provided by (used in) operating activities	15	9,224	(72,175)
Net cash used in investing activities	(68,895)	(15,719,863)	(42,674,498)
Net cash generated from financing activities	2,584,907	25,763,789	34,151,607
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(650)	(43,253)	(668,623)
Net increase (decrease) in cash, cash equivalents and restricted cash	2,515,377	10,009,897	(9,263,689)
Cash, cash equivalents and restricted cash at beginning of the year	—	2,515,377	12,525,274
Cash, cash equivalents and restricted cash at end of the year	2,515,377	12,525,274	3,261,585